Earnings per Share (EPS) (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Earnings per Share (Table)

	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
(Loss)/profit attributable to Navios Logistics' stockholders	$(4,442)	$(66,379)	$11,669
Weighted average number of shares, basic and diluted	20,000	20,000	20,000
Net (loss)/earnings per share from continuing operations: Basic and diluted	$(0.22)	$(3.32)	$0.58